Leases - supplemental cash flow information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Leases
Cash payments for operating leases	¥ 27,617	¥ 1,201
Right-of-use assets obtained in exchange for lease obligations	¥ 14,784	¥ 30,699